Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,985,000
Previously Paid Amount	0.00
Total Fee Amount	2,483.73
Total Offset Amount	0.00
Net Fee	2,483.73
Narrative - Max Aggregate Offering Price	$ 17,985,000
Final Prospectus	true